Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Net Loss Per Share
Schedule of anti-dilutive common stock equivalents excluded from the calculation of diluted net loss per share

 The following common stock equivalents were excluded from the calculation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Outstanding stock options	3,667	3,352	3,690	3,232
Common stock warrants	881	884	874	884
Preferred stock	16,658	18,166	17,609	18,166
Preferred stock warrants	130	248	152	248

	21,336	22,650	22,325	22,530

 The following common stock equivalents were excluded from the calculation of diluted net income (loss) per share for the periods indicated because including them would have had an anti-dilutive effect (in thousands):

	Year Ended December 31,
	2011	2012
Outstanding stock options	—	3,730
Common stock warrants	874	884
Preferred stock	—	18,166
Preferred stock warrants	—	248

	874	23,028